LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

11) LEASES

The Company has entered into various lease contracts related to office space, drilling rig commitments, vehicles and other equipment. Leases are entered into and exited in coordination with specific business requirements which include the assessment of the appropriate term for the related leased assets. Short-term leases with a lease term of 12 months or less are not recorded on the Consolidated Balance Sheets. Such items are charged to operating expenses or general and administrative expenses, as appropriate, in the Consolidated Statements of Income/(Loss), unless the costs are included in the carrying amount of another asset in accordance with U.S. GAAP.

($ thousands)	December 31, 2021	December 31, 2020
Assets
Operating right-of-use assets	$26,118	$25,818

Liabilities
Current operating lease liabilities	$10,618	$10,523
Non-current operating lease liabilities	18,265	18,425
Total lease liabilities	$28,883	$28,948

Weighted average remaining lease term (years)
Operating leases	3.3	3.9

Weighted average discount rate
Operating leases	3.4%	4.2%

The Company’s lease contract expenditures/(income) for the years ended December 31, 2021 and 2020 are as follows:

($ thousands)	2021	2020
Operating lease cost	$11,378	$12,368
Variable lease cost	633	1,308
Short-term lease cost	3,469	7,093
Sublease income	(1,083)	(1,101)
Total	$14,397	$19,668

Variable lease payments are determined through analysis of day rate fees under applicable rig contracts. The amounts in the table above are recorded as part of general and administrative or operating expenses or property, plant, and equipment depending on the nature of the contract to which they relate. Although Enerplus has various leases containing extensions and/or termination options, none were determined to be reasonably certain to be exercised. As a result, none of these options are recognized as part of the ROU assets or lease liabilities at December 31, 2021 or 2020.

Maturities of lease liabilities, all of which are classified as operating leases at December 31, 2021, are as follows:

($ thousands)	Operating Leases
2022	$11,419
2023	10,211
2024	5,870
2025	987
2026	966
After 2026	1,153
Total lease payments	$30,606
Less imputed interest	(1,723)
Total discounted lease payments	$28,883
Current portion of lease liabilities	$10,618
Non-current portion of lease liabilities	$18,265

Supplemental information related to leases is as follows:

($ thousands)	2021	2020
Cash amounts paid to settle lease liabilities:
Operating cash flow used for operating leases	$11,571	$12,038
Right-of-use assets obtained/(terminated):
Operating leases	$10,030	$(1,306)